UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

 (Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Dr. Suite 400

Broadview Heights, OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 869-1679

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

(VAFGX)

SEMI-ANNUAL REPORT

June 30, 2015

(Unaudited)

THE VALLEY FORGE FUND, INC.

PRESIDENT’S COMMENTARY

JUNE 30, 2015 (UNAUDITED)

Dear Fellow Shareholder:

Following a difficult second half in 2014, the Fund has regained some lost ground relative to the benchmark and peer category during the first half of 2015.  The Fund’s Net Asset Value has increased 1.6% from the close of 2014 at $7.91 to $8.04 on June 30, 2015. The Fund’s Total Assets averaged over $10M since the beginning of this year that started at $11.3M.

The Fund’s Board of Directors and Officers have continued to review and assess the Fund’s progress and performance on a persistent basis in an effort to provide better risk-adjusted returns to Shareholders over time. Additionally, in the opinion of the Fund’s Adviser (Boyle Capital Management, LLC) the portfolio is trading for considerably less than conservative estimates of fair value.  Notably, the Adviser believes significant progress has been made with respect to the ongoing litigation by Fannie Mae and Freddie Mac Shareholders relating to the ‘2012 Networth Sweep’ that is presently not reflected in the current share price of the preferred securities of Fannie Mae and Freddie Mac, that are owned by the Fund and were a main contributor to the Fund’s declines in the second half of 2014.   In addition, The Fund is presently positioned with ample liquidity (approximately 20% in cash and equivalents) that should allow it to take advantage of future opportunities, as well as, stay the course until the anticipated current portfolio undervaluation is recognized.

The Valley Forge Fund appreciates your support and is always available to answer your inquiries. Our E-Mail Address is VFFund@Verizon.com and my direct Telephone Number is 484-802-3007.

Thank you for investing with us.

Financial statements for the first half of 2015 are attached.

Respectfully submitted,

       _______________________

            Donald A. Peterson

                President

Valley Forge Fund, Inc.
Top Ten Holdings
June 30, 2015 (Unaudited)

As of June 30, 2015, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
US Bank Money Market Savings - IT 0.05%	21.31%
Bank of America Warrant, 1/16/2019, Class A	10.16%
American International Group, Inc.	9.19%
Birchcliff Energy Ltd.	7.97%
Fortress Paper Ltd. 6.5%, 12/31/16	7.84%
Leucadia National Corp.	4.74%
Fannie Mae PFD 8.25%, 12/31/49	4.71%
Apple, Inc.	4.56%
Fairfax Financial Holdings Ltd.	4.45%
Freddie Mac PFD 8.375%, 12/31/49	4.29%
79.22%

Valley Forge Fund, Inc.
Sector Weightings
June 30, 2015 (Unaudited)

As of June 30, 2015, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Crude Petroleum & Natural Gas	7.97%
Electronic Computers	6.87%
Federal & Federally-Sponsored Credit Agencies	2.44%
Fire, Marine & Casualty Insurance	13.64%
Gold & Silver Ores	4.05%
Investment Advice	1.65%
Meat Packing Plants	4.74%
National Commercial Banks	1.14%
Real Estate	0.74%
Retail-Building Materials, Hardware, Garden Supply	0.66%
Retail-Eating Places	3.21%
Technology	1.07%
Wholesale-Durable Goods	0.92%
Corporate Bonds	7.84%
Limited Partnerships	1.35%
Preferred Stocks	9.00%
Warrants	10.16%
Short-Term Investments	21.31%
Other Assets in Excess of Liabilities	1.24%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 49.10%

Crude Petroleum & Natural Gas - 7.97%
137,486	Birchcliff Energy Ltd. (Canada) *	$ 769,372

Electronic Computers - 6.87%
3,509	Apple, Inc.	440,116
1,375	International Business Machines Corp.	223,657
		663,773
Federal & Federally-Sponsored Credit Agencies - 2.44%
106,521	Federal Home Loan Mortgage Corp.	235,411

Fire, Marine & Casualty Insurance - 13.64%
14,349	American International Group, Inc.	887,055
870	Fairfax Financial Holdings Ltd. (Canada)	429,780
		1,316,835
Gold & Silver Ores - 4.05%
29,222	Barrick Gold Corp. (Canada)	311,507
23,167	Novagold Resources, Inc. (Canada) *	79,231
		390,738
Investment Advice - 1.65%
3,000	Oaktree Capital Group, LLC.	159,540

Meat Packing Plants - 4.74%
18,857	Leucadia National Corp.	457,848

National Commercial Banks - 1.14%
2,000	Citigroup, Inc.	110,480

Real Estate - 0.74%
500	The Howard Hughes Corp. *	71,770

Retail-Building Materials, Hardware, Garden Supply - 0.66%
1,500	Fastenal Co.	63,270

Retail-Eating Places - 3.21%
750	Biglari Holdings, Inc. *	310,313

Technology - 1.07%
2,216	Verizon Communications, Inc.	103,288

Wholesale-Durable Goods - 0.92%
375	W.W. Grainger, Inc.	88,744

TOTAL FOR COMMON STOCKS (Cost $4,502,198) - 49.10%		$ 4,741,382

CORPORATE BONDS - 7.84%
1,353,000	Fortress Paper Ltd. 6.5%, 12/31/16	756,611
TOTAL FOR CORPORATE BONDS (Cost $1,072,215) - 7.84%		$ 756,611

LIMITED PARTNERSHIP - 1.35%
1,500	Icahn Enterprises, L.P.	130,080
TOTAL FOR LIMITED PARTNERSHIP (Cost $149,019) - 1.35%		$ 130,080

PREFERRED STOCKS - 9.00%
121,226	Fannie Mae PFD 8.25%, 12/31/49 *	454,597
110,576	Freddie Mac PFD 8.375%, 12/31/49 *	414,660
TOTAL FOR PREFERRED STOCKS (Cost $2,496,828) - 9.00%		$ 869,257

WARRANT - 10.16%
159,022	Bank of America Warrant, 1/16/2019, Class A *	981,166
TOTAL FOR WARRANT (Cost $608,042) - 10.16%		$ 981,166

SHORT TERM INVESTMENTS - 21.31%
2,057,225	US Bank Money Market Savings - IT 0.05% **	2,057,225
TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,057,225) - 21.31%		$ 2,057,225

TOTAL INVESTMENTS (Cost $10,885,527) - 98.76%		$ 9,535,721

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.24%		119,845

NET ASSETS - 100.00%		$ 9,655,566

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $10,885,527)	$ 9,535,721
Receivables:
Shareholder Subscriptions	4,790
Dividends and Interest	46,300
Receivable to Correct Pricing Error	65,519
Prepaid Expenses	21,491
Total Assets	9,673,821
Liabilities:
Payables:
Accrued Advisory Fees	5,959
Accrued Administrative Fees	2,803
Other Expenses	9,493
Total Liabilities	18,255
Net Assets	$ 9,655,566

Net Assets Consist of:
Net Capital Paid In on Shares of Capital Stock	$ 11,131,432
Accumulated Undistributed Net Investment Loss	(118,657)
Accumulated Realized Loss on Investments	(7,403)
Unrealized Depreciation in Value of Investments	(1,349,806)
Net Assets (based on 1,220,823 shares outstanding)	$ 9,655,566

Net Asset Value	$ 7.91

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Operations
For the six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	(net of foreign taxes withheld of $1,863)	$ 127,011
Interest		38,314
Total Investment Income		165,325

Expenses:
Advisory Fees (Note 3)		51,696
Administrative Fees (Note 3)		17,803
Audit Fees		3,912
Custody Fees		9,893
Insurance Fees		3,570
Legal Fees		1,785
Transfer Agent Fees		15,112
Directors Fees		1,286
Printing and Mailing Fees		1,539
NSCC Fees		1,547
Registration Fees		14,753
Total Expenses		122,896
Fees Waived and Reimbursed by the Advisor		(13,050)
Net Expenses		109,846

Net Investment Income		55,479

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments		(71,751)
Net Change in Unrealized Appreciation (Depreciation) on Investments		112,796
Net Realized and Unrealized Gain on Investments		41,045

Net Increase in Net Assets Resulting from Operations		$ 96,524

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 55,479	$ (44,359)
Net Realized Gain (Loss) on Investments	(71,751)	1,643,991
Net Change in Unrealized Appreciation (Depreciation) on Investments	112,796	(3,951,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,524	(2,351,713)

Distributions to Shareholders from:
Realized Gains	-	(1,799,893)
Net Change in Net Assets from Distributions	-	(1,799,893)

Capital Share Transactions:
Proceeds from Sale of Shares	211,675	13,080,786
Shares Issued on Reinvestment of Dividends	-	1,549,411
Receivable to Correct Pricing Error	65,519	-
Cost of Shares Redeemed	(1,940,983)	(12,656,116)
Net Increase (Decrease) from Shareholder Activity	(1,663,789)	1,974,081

Net Assets:
Net Decrease in Net Assets	(1,567,265)	(2,177,525)
Beginning of Year/Period	11,222,831	13,400,356
End of Year (Including Accumulated Undistributed Net
Investment Loss of $(118,657) and $(174,136) respectively)	$ 9,655,566	$ 11,222,831

Share Transactions:
Shares Sold	31,765	1,073,438
Shares Issued on Reinvestment of Dividends	-	195,880
Shares Redeemed	(241,111)	(1,111,634)
Net Increase (Decrease) in Shares	(209,346)	157,684
Outstanding at Beginning of Year/Period	1,430,169	1,272,485
Outstanding at End of Year/Period	1,220,823	1,430,169

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended December 31,
	June 30, 2015		2014	2013	2012	2011	2010

Net Asset Value, at Beginning of Period	$ 7.85		$ 10.53	$ 9.72	$ 9.61	$ 9.81	$ 8.82

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04		(0.03)	(0.13)	0.04	0.09	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		(1.20)	2.70	0.12	(0.08)	1.07
Total from Investment Operations	0.06		(1.23)	2.57	0.16	0.01	1.18

Distributions:	-		(1.45)	(1.76)	(0.05)	(0.21)	(0.19)

Net Asset Value, at End of Period	$ 7.91		$ 7.85	$ 10.53	$ 9.72	$ 9.61	$ 9.81

Total Return **	0.76%	(b)	(11.65)%	26.58%	1.67%	0.09%	13.36%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,656		$ 11,223	$ 13,400	$ 15,441	$ 22,079	$ 24,233
Before Waivers
Ratio of Expenses to Average Net Assets	2.37%	(a)	1.92%	1.90%	1.74%	1.56%	1.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.82%	(a)	(0.52)%	(1.56)%	0.33%	0.91%	1.20%
After Waivers
Ratio of Expenses to Average Net Assets	2.12%	(a)	1.67%	1.49%	1.64%	1.56%	1.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.07%	(a)	(0.27)%	(1.15)%	0.42%	0.91%	1.20%
Portfolio Turnover	29.02%	(b)	114.24%	51.59%	188.27%	45.47%	3.33%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund:

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Fund's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair-value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Other significant, observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair-value hierarchy levels as of June 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$ 4,741,382	$ -	$ -	$ 4,741,382
Corporate Bonds	756,611	-	-	756,611
Limited Partnership	130,080	-	-	130,080
Preferred Stocks	869,257	-	-	869,257
Warrant	981,166	-	-	981,166
Short-Term Investments – US Bank Money Market Savings	2,057,225	-	-	2,057,225
Total	$ 9,535,721	$ -	$ -	$ 9,535,721

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to Shareholders on the ex-dividend date.  Permanent book and tax differences relating to Shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Fund intends to distribute to the Shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 3.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services.  As of November 1, 2012, the Fund had entered into an Interim Agreement with Boyle Capital Management, LLC (“BCM”) as the Investment Adviser of the Fund. The Adviser contractually agreed to waive a portion of the management fee in an effort to keep overall Fund expenses competitive.  The Interim Agreement continued until March 30,

2013.  For the period April 1, 2013 through May 31, 2013, the Board of Directors had taken over all trading.  On June 1, 2013, the Fund entered into an Advisory Agreement with BCM. The Fund has agreed to pay to BCM a net monthly fee equal to one-twelfth of 0.75% per month of the daily average net assets of the Fund based upon a Base Fee of 1.00% and a contractually agreed upon twelve-month Waiver of 0.25% through May 28, 2016.  For the six months ended June 30, 2015, the Fund accrued $51,696 in Adviser Fees, of which $13,050 were waived.  At June 30, 2015, the Fund owed $5,959 to BCM for Advisory Fees.

Beginning in May 2011, the Board of Directors agreed to pay its Operations Manager an administrative fee, payable monthly, for providing management functions and day-to-day Fund operations at an annual rate of 0.20% based upon the average daily assets of the Fund or a monthly minimum of $3,000 and a maximum of $10,000. The fee is accrued daily and paid monthly. An administrative fee of $17,803 was accrued for the six months ended June 30, 2015.  At June 30, 2015, the Fund owed $2,803 in administrative fees. The agreement was renewed until February 5, 2016.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2015, were $2,382,424 and $2,678,864, respectively.  At June 30, 2015, net unrealized depreciation for Federal income tax purposes aggregated $1,349,805, consisting of unrealized appreciation of $1,009,406 and unrealized depreciation of $2,359,211. The cost of investments at June 30, 2015, for Federal income tax purposes was $10,885,527.

NOTE 5.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2015, there were 10,000,000 shares of $0.001 par value capital stock authorized.  The total capital paid in on shares of capital stock equaled $11,066,125.

NOTE 6.  FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of June 30, 2015, the taxable components of distributable earnings were as follows:

                                           Undistributed realized loss

$       (7,403)

                                           Undistributed depreciation

$(1,349,806)

The tax character of distributions paid during the six months ended June 30, 2015, and the fiscal year ended December 31, 2014, are as follows.

	2015	2014
Ordinary income	$ -	$ -
Long-term capital gains	$ -	$ 1,799,893
Short-term capital gains	$ -	$ -

NOTE 7.  ACCOUNTING ERROR

Due to an accounting error, one of the Fund’s fixed-income security holdings (Fortress Paper Ltd.), which was purchased in June 2014, was erroneously classified as a US dollar-denominated bond rather than a Canadian dollar-denominated bond.  Further, due to a divergence of US and Canadian dollars, the erroneous classification caused the valuation of those security holdings to become materially overstated, which had a material impact on the net asset value of the Fund.  The error was identified to the Fund on January 4, 2016.  During the Fund’s investigation into the error, the Fund froze purchases and redemptions to seek to avoid any additional shareholder impact.  In 2016, the Fund was reimbursed for the value of the pricing error from the Fund’s accountant/transfer agent and the shareholder accounts have been reimbursed to the extent necessary to prevent the dilution of shareholder interests that would have otherwise resulted from the error. The effect of the accounting error on the previously issued financial statements is as follows:

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

	As		As
	Reported	Adjustments	Restated
Assets:
Investments in Securities, at Value	9,729,863	(194,142)	9,535,721

Receivables:
Receivable to Correct Pricing Error	-	65,519	65,519
Total Assets	9,802,444	(128,623)	9,673,821
Liabilities:
Payables:
Accrued Management Fees	6,601	(642)	5,959
Total Liabilities	18,897	(642)	18,255

Net Assets	9,783,547	(127,981)	9,655,566

Net Assets Consist of:
Paid In Capital	11,066,125	65,307	11,131,432
Accumulated Undistributed Net Investment Loss	(119,511)	854	(118,657)
Accumulated Realized Gain on Investments	(7,403)	-	(7,403)
Unrealized Appreciation in Value of Investments	(1,155,664)	(194,142)	(1,349,806)
Net Assets	9,783,547	(127,981)	9,655,566

Investment Income:
Interest	38,314	-	38,314
Total Investment Income	165,325	-	165,325

Expenses:
Advisory Fees (Note 3)	52,338	(642)	51,696
Net Expenses	110,488	(642)	109,846

Net Investment Loss	54,837	642	55,479

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	(71,751)	-	(71,751)
Net Change in Unrealized Appreciation on Investments	200,044	(87,248)	112,796
Net Realized and Unrealized Gain on Investments	128,293	(87,248)	41,045

Net D in Net Assets Resulting from Operations	183,130	(86,606)	96,524

Increase in Net Assets from Operations:
Net Investment Loss	54,837	642	55,479
Net Realized Gain on Investments	(71,751)	-	(71,751)
Net Change in Unrealized Appreciation (Depreciation)	200,044	(87,248)	112,796
	183,130	(86,606)	96,524

Proceeds from Sale of Shares	251,159	(39,484)	211,675
Receivable to Correct Pricing Error	-	65,519	65,519
	(1,689,824)	26,035	(1,663,789)

Decrease in Net Assets	(1,506,694)	(60,571)	(1,567,265)
Beginning of Year	11,290,241	(67,410)	11,222,831
End of Year	9,783,547	(127,981)	9,655,566

Share Transactions:
Shares Sold	31,377	388	31,765
Net Increase (Decrease) in Share	(209,734)	388	(209,346)
Outstanding Beginning of Year	1,427,112	3,057	1,430,169
Outstanding End of Year	1,217,378	3,445	1,220,823

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

Net Asset Value, at Beginning of Period	$ 7.91	(0.06)	$ 7.85

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04	-	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.09	(0.07)	0.02
Total from Investment Operations	0.13	(0.07)	0.06

Distributions:	-	-	-

Net Asset Value, at End of Period	$ 8.04	$ (0.13)	$ 7.91

Total Return **	1.64%	(0.88)%	0.76%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,784	$ (128)	$ 9,656
Before Waivers
Ratio of Expenses to Average Net Assets	2.36%	0.01%	2.37%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	0.02%	0.82%
After Waivers
Ratio of Expenses to Average Net Assets	2.11%	0.01%	2.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.05%	0.02%	1.07%
Portfolio Turnover	28.43%	0.59%	29.02%

VALLEY FORGE FUND, INC.

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Valley Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,007.64	$10.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.28	$10.59

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-800-869-1679.  Each Director may be contacted by writing to the President, C/O Valley Forge Fund, 3741 Worthington Road, Collegeville, PA 19426-3431.

Name, Address and Age	Position in the Fund	Term of Office and Length of Time Served	Principal Occupation Past Five Years	No. of Funds Overseen by Director
Interested Officers and Directors: *
Donald A. Peterson, 3741 Worthington Road Collegeville, PA 19426 Age: 74	President and Operations Manager	Elected as President on April 26, 2011	Operations Manager, Valley Forge Fund and Program Manager, DRS Technologies, Horsham, PA 19044	One
Lauren P. Tornetta, 10 Winding Ridge Road Collegeville, PA 19426 Age: 37	Secretary -Treasurer, and Director	Elected as Secretary-Treasurer on August 16, 2011, and Director on November 30, 2011	Director of Regulatory Affairs, Pfizer Corporation, Collegeville, PA 19426	One

Independent Directors
Robert M. McGinnis 2 Ebelhare Road Pottstown, PA 19465 Age: 62	Director and Chairman of the Board	Served since August 13, 2013	Business Development Manager, DRS Technologies, Horsham, PA 19044	One
Robert W. Mohollen 2442 Welsh Drive Sanatoga, PA 19464 Age: 52	Director	Served since February 7, 2012	Certified Public Accountant and Business Financial Adviser	One

* "Interested Persons," is as defined in the Investment Company Act of 1940.  Mr. Peterson and Ms. Tornetta (the daughter of Mr. Peterson, the President and Operations Manager) are Interested Persons because all officers of the Fund are considered to be so.

 1-800-869-1679

This report is provided for the general information of the Shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Mr. Peterson who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Peterson is still responsible for the approval of all financial documentation. The current Fund Auditor is Meyler & Company, P.C.

The Board of Directors of the Fund has determined that Mr. John S. Zaborowski (Chairman of the Board of Directors) is the Audit Committee’s Chairman and has the financial responsibility along with Mr. Peterson for all financial documentation.Mr. Zaborowski is Independent Director, as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 20010, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Donald A. Peterson is the President of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund, but also properly publish disclosures of the Fund’s operations.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has periodically retained legal counsel for the Fund, as required.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  03/31/2016

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  03/31/2016